Board remuneration (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Bonus, financial target	75.00%
Bonus, non-financial target	25.00%
Bonus, maximum pay-out of base salary	125.00%
Options vesting period	3 years
Options outstanding, contractual life	7 years
Fair value per option of options granted (in euro per share)		€ 10.22	€ 12.27
Management Board [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Fair value per option of options granted (in euro per share)		€ 10.22	€ 10.40
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Bonus, Percentage of Base Salary	100.00%
Bonus, maximum pay-out of base salary	150.00%
Performance Shares [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options vesting period	3 years
Performance Shares [Member] | Management Board [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Additional holding period	2 years
Period after vesting for partial sale of unconditional shares	3 years